CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Net income before noncontrolling interest	₨ 727,096.4	$ 7,748.9	₨ 686,531.3	₨ 627,631.9
Long-duration insurance contract discount rate change: Net unrealized gain (loss) arising during the period (net of tax nil, Rs. 13,677.7 and Rs. (26,821.0) (US$ (285.8)), as of March 31, 2024, March 31, 2025 and March 31, 2026, respectively)	184,210.0	1,963.2	(59,827.6)	(34,112.6)
Foreign currency translation adjustment:
Net unrealized gain (loss) arising during the period (net of tax Rs. (254.2), Rs. (491.6) and Rs. (2,771.9) (US$ (29.5)), as of March 31, 2024, March 31, 2025 and March 31, 2026, respectively)	8,562.3	91.3	2,004.3	810.3
Available for sale debt securities:
Net unrealized gain (loss) arising during the period (net of tax Rs. (15,898.7), Rs. (37,208.6), and Rs. 65,830.7 (US$ 701.6) as of March 31, 2024, March 31, 2025 and March 31, 2026, respectively)	(291,560.2)	(3,107.3)	145,589.7	78,036.1
Reclassification adjustment for net (gain) loss included in net income (net of tax Rs. (1,675.7), Rs. (3,582.9), and Rs. 13,887.4 (US$ 148.0) as of March 31, 2024, March 31, 2025 and March 31, 2026, respectively)	(42,535.5)	(453.3)	9,835.5	4,856.3
Past service cost on plan amendment
Past service cost arising during the period (net of tax nil, nil and Rs. 2,319.0 (US$ 24.7) as of March 31, 2024, March 31, 2025 and March 31, 2026, respectively)	(7,366.8)	(78.5)
Amortization of past service cost to Net periodic cost (net of tax nil, nil and (277.0) (US$ 3.0) as of March 31, 2024, March 31, 2025 and March 31, 2026, respectively)	842.9	9.0
Other comprehensive income, net of tax	(147,847.3)	(1,575.6)	97,601.9	49,590.1
(Surplus)/ Deficit in OCI transferred to undistributed policy holders earnings account: Net unrealized gain (loss) arising during the period (net of tax nil, Rs. (4,237.2) and Rs. 1,966.0 (US$ 21.0), as of March 31, 2024, March 31, 2025 and March 31, 2026, respectively)	(13,502.5)	(143.9)	16,525.9	3,391.4
Total comprehensive income	565,746.6	6,029.4	800,659.1	680,613.4
Less: Comprehensive income attributable to shareholders of noncontrolling interest	20,577.8	219.3	14,416.3	5,223.5
Comprehensive income attributable to shareholders of HDFC Bank Limited	₨ 545,168.8	$ 5,810.1	₨ 786,242.8	₨ 675,389.9